SCHEDULE OF DERIVATIVE LIABILITIES OPTIONS EXPLANATORY (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Closing Value		$ 1,690,000
Written put options [member]
IfrsStatementLineItems [Line Items]
Acquisition Value	1,690,000	24,041,198
Adjustments	(1,690,000)	(22,351,198)
Closing Value		1,690,000
Written put options [member] | Property investors network [member]
IfrsStatementLineItems [Line Items]
Acquisition Value		22,350,000
Adjustments		(22,350,000)
Closing Value
Written put options [member] | ESquared enterprises ltd [Member]
IfrsStatementLineItems [Line Items]
Acquisition Value	1,690,000	1,691,198
Adjustments	(1,690,000)	(1,198)
Closing Value		$ 1,690,000